Lease (Details) - Schedule of Maturity Analysis of Company’s Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Analysis of Company’s Lease Liabilities [Line Items]
Lease liabilities	$ 142
Current maturities of lease liability	69
Long-term lease liability	73	$ 147
Less than one year [Member]
Schedule of Maturity Analysis of Company’s Lease Liabilities [Line Items]
Lease liabilities	69
Two years [Member]
Schedule of Maturity Analysis of Company’s Lease Liabilities [Line Items]
Lease liabilities	$ 73